OFF-BALANCE SHEET ACCOUNTS	12 Months Ended
Dec. 31, 2020
OFF-BALANCE SHEET ACCOUNTS
OFF-BALANCE SHEET ACCOUNTS

21          OFF-BALANCE SHEET ACCOUNTS

a)   This item consists of the following:

	2020	2019
	S/(000)	S/(000)

Contingent credits - indirect loans (b)
Guarantees and standby letters	18,562,120	18,894,456
Import and export letters of credit	2,411,690	2,186,579
Sub-total, Note 7(b)	20,973,810	21,081,035

Responsibilities under credit line agreements	86,074,859	75,615,563
Total	107,048,669	96,696,598

Reference values of operations with derivatives are recorded in off-balance sheet accounts in the committed currency, as shown in note 13(b).

b)   In the normal course of their business, the Group’s banking subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position.

Credit risk for contingent credits is defined as the possibility of sustaining a loss because one of the parties to a financial instrument fails to comply with the terms of the contract. The risk of credit losses is represented by the contractual amounts specified in the related contracts. The Group applies the same credit policies in making contingent commitments and other obligations as it does for on-balance sheet instruments (Note 7(a)), including the requirement to obtain collateral when it is deemed necessary.

Collateral held varies, but may include deposits in financial institutions, securities or other assets. Many of the contingent transactions reach maturity without any performance being required; therefore, the total committed amounts do not necessarily represent future cash requirements.

c)   Lines of credit include consumer loans and other consumer loan facilities (credit card receivables) granted to customers and are cancelable upon related notice to the customer.